UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2

 Omaha, NE

68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

             80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period:  2/28/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2013
Shares		Value

	COMMON STOCK - 83.99%
	APPAREL - 2.16%
27,500	Deckers Outdoor Corp. *	$ 1,109,350

	AUTO MANUFACTURERS - 2.09%
85,000	Ford Motor Credit Co.	1,071,850

	BANKS - 2.07%
17,000	PNC Financial Services Group, Inc.	1,060,630

	COMMERCIAL SERVICES - 4.15%
91,634	Mac-Gray Corp.	1,138,094
30,000	Paychex, Inc.	993,000
		2,131,094
	DISTRIBUTION/WHOLESALE - 2.11%
93,000	Houston Wire & Cable Co.	1,082,520

	DIVERSIFIED FINANCIAL SERVICES - 2.80%
155,000	Janus Capital Group, Inc.	1,435,300

	ELECTRIC - 2.10%
23,000	American Electric Power Co., Inc.	1,076,170

	ENTERTAINMENT - 2.33%
75,000	International Game Technology	1,195,500

	FOOD - 4.22%
28,000	Campbell Soup Co.	1,152,480
25,500	Unilever PLC	1,016,175
		2,168,655
	HOUSEHOLD PRODUCTS/WARES - 4.36%
96,000	Acme United Corp.	1,200,000
11,000	Kimberly-Clark Corp.	1,037,080
		2,237,080
	INTERNET - 1.72%
150,000	United Online, Inc.	885,000

	MEDIA - 3.87%
50,000	Gannett Co., Inc.	1,003,500
118,000	World Wrestling Entertainment, Inc. - Cl. A	982,940
		1,986,440
	MINING - 2.36%
38,000	Freeport-McMoRan Copper & Gold, Inc.	1,212,960

	MISCELLANEOUS MANUFACTURER - 2.49%
55,000	General Electric Co.	1,277,100

	OFFICE/BUSINESS EQUIPMENT - 1.99%
78,000	Pitney Bowes, Inc.	1,021,800

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2013
Shares		Value

	OIL & GAS - 5.91%
17,500	ConocoPhillips	$ 1,014,125
15,500	Royal Dutch Shell PLC	1,017,575
20,000	Total SA	1,000,400
		3,032,100
	PHARMACEUTICALS - 6.52%
16,000	Abbott Laboratories	540,640
15,000	AbbVie, Inc.	553,800
27,000	Bristol-Myers Squibb Co.	998,190
16,500	Johnson & Johnson	1,255,815
		3,348,445
	REITS - 4.08%
40,000	Government Properties Income Trust	1,058,400
93,000	Monmouth Real Estate Investment Corp.	1,037,880
		2,096,280
	RETAIL - 4.15%
175,000	Denny's Corp. *	990,500
200,000	Wendy's Co.	1,138,000
		2,128,500
	SOFTWARE - 2.90%
60,001	American Software, Inc.	489,608
36,000	Microsoft Corp.	1,000,800
		1,490,408
	TELECOMMUNICATIONS - 17.19%
113,000	Alteva	1,237,350
29,000	AT&T, Inc.	1,041,390
57,000	Consolidated Communications Holdings, Inc.	957,600
80,000	Corning, Inc.	1,008,800
170,000	Nokia OYJ	620,500
36,000	Singapore Telecommunications Ltd.	1,004,400
93,000	Telular Corp.	926,280
88,000	USA Mobility, Inc.	1,022,560
40,000	Vodafone Group PLC	1,005,600
		8,824,480
	TOYS/GAMES/HOBBIES - 2.42%
145,000	LeapFrog Enterprises, Inc. - Cl. A *	1,242,650

	TOTAL COMMON STOCK (Cost - $39,295,680)	43,114,312

	PREFERRED STOCK - 1.04%
	BANKS - 1.04%
21,000	Bank of America Corp. 8.625% *
	TOTAL PREFERRED STOCK (Cost - $542,640)	534,450

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2013
Par Value		Value

	CORPORATE BONDS - 13.71%
	BANKS - 0.99%
$ 500,000	Citigroup, Inc., 5.95%, due 12/29/2049 **	$ 509,375

	COMMERCIAL SERVICES - 1.92%
450,000	Deluxe Corp., 5.125%, due 10/1/2014	465,750
500,000	RR Donnelley & Sons Co., 6.125%, due 1/15/2017	521,250
		987,000
	DIVERSIFIED FINANCIAL SERVICES - 1.89%
425,000	Ford Motor Credit Co. LLC, 8.70%, due 10/1/2014	471,756
400,000	Jefferies Group, Inc., 8.50%, due 7/15/2019	498,770
		970,526
	FOOD - 2.24%
550,000	Dean Foods Co., 9.75%, due 12/15/2018	623,562
500,000	Ingles Markets, Inc., 8.875%, due 5/15/2017	525,000
		1,148,562
	HOUSEHOLD PRODUCTS/WARES - 0.79%
400,000	American Greetings Corp., 7.375%, due 12/1/2021	405,500

	INTERNET - 1.06%
500,000	Netflix, Inc., 8.50%, due 11/15/2017	545,000

	LEISURE TIME - 0.91%
460,000	Royal Caribbean Cruises Ltd., 7.00%, due 6/15/2013	466,900

	MINING - 0.85%
575,000	Molycorp, Inc., 6.00%, due 9/1/2017	436,281

	RETAIL - 2.02%
525,000	JC Penny Corp., Inc., 6.875%, due 10/15/2015	516,469
710,000	RadioShack Corp., 6.75%, due 5/15/2019	520,962
		1,037,431
	TELECOMMUNICATIONS - 1.04%
503,000	ITC Deltacom, Inc., 10.50%, due 4/1/2016	531,923

	TOTAL CORPORATE BONDS (Cost - $7,034,268)	7,038,498

Shares	SHORT-TERM INVESTMENTS - 4.23%
	MONEY MARKET FUND - 4.23%
2,174,806	HighMark 100% US Treasury Money Market Fund, 0.00% ***
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,174,806)	2,174,806

	TOTAL INVESTMENTS - 102.97% (Cost - $49,047,394) (a)	$ 52,862,066
	LIABILITIES LESS OTHER ASSETS - (2.97) %	(1,522,327)
	NET ASSETS - 100.0%	$ 51,339,739

* Non-income producing security.
** Variable rate security; Interest rate subject to periodic change.
*** Money Market Fund; Interest rate reflects seven-day effective yield on February 28, 2013.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2013

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $ 48,502,377 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 4,964,996
	Unrealized depreciation:	(605,307)
	Net unrealized appreciation:	$ 4,359,689

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2013

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 28, 2013  for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 43,114,312	$ -	$ -	$ 43,114,312
Preferred Stock	534,450	-	-	534,450
Corporate Bonds	-	7,038,498	-	7,038,498
Short-Term Investments	2,174,806	-	-	2,174,806
Total	$ 45,823,568	$ 7,038,498	$ -	$ 52,862,066

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Fund's policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin Wolf

       Kevin Wolf, President

Date

4/23/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin Wolf

       Kevin Wolf, President

Date    4/23/13

By

*/s/ Erik Naviloff

Erik Naviloff, Treasurer

Date

4/23/13